Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (Parentheticals) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012	Dec. 31, 2011 USD ($)
Statement Of Stockholders Equity [Abstract]
Issue price of 1,550,000 shares issued under private placement (in dollars per unit)	2.00	2.00
Issuance cost (in dollars)	$ 230,628
Exercise price of warrants, One	$ 1.82		$ 0.65
Exercise price of warrants, Two			$ 1.00
Exercise price of warrants, Three			$ 1.15
Exercise price of warrants, Four			$ 1.25
Exercise price of warrants, Five			$ 1.50
Exercise price of warrants, Six			$ 1.82
Exercise price of options, One	$ 1.09		$ 1.09
Exercise price of options, Two			$ 1.11
Exercise price of options, Three			$ 1.23
Exercise price of options, Four			$ 1.32
Exercise price of options, Five			$ 1.34
Exercise price of options, Six			$ 1.54